NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund

Supplement dated September 6, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

As described in the Prospectus, the target allocations for each Fund in the various asset classes are subject to change in order to meet each Fund’s investment objective or as economic and/or market conditions warrant.  Nationwide Fund Advisers (“Adviser”), the investment adviser to the Funds, has determined that changes to the target allocations for the Funds are appropriate at this time.  Accordingly, the Prospectus is amended as set forth below.  The principal investment strategies of each Fund remain unchanged.

Effective September 9, 2013, the Prospectus is amended as follows:

1.           Nationwide Destination 2010 Fund.  The first paragraph under “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2010.  Currently the Fund primarily seeks income, and therefore invests in bonds of U.S. and international issuers (including mortgage-backed and asset-backed securities) in order to generate investment income, and secondarily seeks capital growth, investing a smaller portion in equity securities, such as common stocks of U.S. and international companies.  As of the date of this Prospectus, the Fund allocates approximately 54.0% of its assets in fixed-income securities (10.0% of which represents inflation-protected bonds), approximately 27.0% in U.S. stocks (12.0% of which represents smaller companies), and approximately 15.0% in international stocks.  For the next 20 years after 2010, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

2.           Nationwide Destination 2015 Fund.  The first paragraph under “Principal Investment Strategies” on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2015.  Therefore, the Fund currently seeks both capital growth and income, and invests in equity securities, such as common stocks of U.S. and international companies, and in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income.  As of the date of this Prospectus, the Fund allocates approximately 32.0% of its net assets in U.S. stocks (14.0% of which represents smaller companies), approximately 18.0% in international stocks, and approximately 45.0% in fixed-income securities .  As the year 2015 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

3.           Nationwide Destination 2020 Fund.  The first paragraph under “Principal Investment Strategies” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2020.  Therefore, the Fund currently seeks both capital growth and income, and invests in equity securities, such as common stocks of U.S. and international companies, but also invests in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income.  As of the date of this Prospectus, the Fund allocates approximately 37.0% of its net assets in U.S. stocks (16.0% of which represents smaller companies), approximately 21% in international stocks, and approximately 35.0% in fixed-income securities.  As the year 2020 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

4.           Nationwide Destination 2025 Fund.  The first paragraph under “Principal Investment Strategies” on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2025.  Therefore, the Fund currently seeks long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, but also invests a small portion of its assets in bonds (including mortgage-backed and asset-backed securities) in order to generate investment income.  As of the date of this Prospectus, the Fund allocates approximately 44.0% of its net assets in U.S. stocks (20.0% of which represents smaller companies), approximately 23.0% in international stocks, and approximately 24.5% in fixed-income securities.  As the year 2025 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

5.           Nationwide Destination 2030 Fund.  The first paragraph under “Principal Investment Strategies” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2030.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies.  As of the date of this Prospectus, the Fund allocates approximately 50.0% of its net assets in U.S. stocks (23.0% of which represents smaller companies), approximately 25.0% in international stocks, and approximately 16.5% in bonds (including mortgage-backed and asset-backed securities).  As the year 2030 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

6.           Nationwide Destination 2035 Fund.  The first paragraph under “Principal Investment Strategies” on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2035.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 54.0% of its net assets in U.S. stocks (26.0% of which represents smaller companies), approximately 26.0% in international stocks, and approximately 11.5% in bonds (including mortgage-backed and asset-backed securities).  As the year 2035 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

7.           Nationwide Destination 2040 Fund.  The first paragraph under “Principal Investment Strategies” on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2040.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests considerably in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 58.0% of its net assets in U.S. stocks (29.0% of which represents smaller companies) and approximately 28.0% in international stocks.  As the year 2040 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

8.           Nationwide Destination 2045 Fund.  The first paragraph under “Principal Investment Strategies” on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2045.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 61.0% of its net assets in U.S. stocks (31.0% of which represents smaller companies) and approximately 28.0% in international stocks.  As the year 2045 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

9.           Nationwide Destination 2050 Fund.  The first paragraph under “Principal Investment Strategies” on page 37 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2050.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 61.0% of its net assets in U.S. stocks (31.0% of which represents smaller companies) and approximately 28.0% in international stocks.  As the year 2050 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

10.           Nationwide Destination 2055 Fund.  The first paragraph under “Principal Investment Strategies” on page 41 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2055.  Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies.  As of the date of this Prospectus, the Fund allocates approximately 61.0% of its net assets in U.S. stocks (31.0% of which represents smaller companies) and approximately 28.0% in international stocks.  As the year 2055 approaches, and for an additional 20 years thereafter, the Fund’s allocations to different asset classes will progressively become more conservative, with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

11.           Nationwide Retirement Income Fund.  The first paragraph under “Principal Investment Strategies” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” that invests in affiliated and unaffiliated mutual funds representing a variety of asset classes.  The Fund invests in a professionally selected mix of different asset classes that is tailored for investors that have already retired.  Currently the Fund invests considerably in bonds (including mortgage-backed and asset-backed securities), many of which are issued by foreign issuers, in order to preserve capital and generate income.  It also invests to a lesser extent in equity securities, such as common stocks of U.S. and international companies, to provide for growth of capital.  As of the date of this Prospectus, the Fund allocates approximately 64.0% of its net assets in fixed-income securities (14.0% of which represents inflation-protected bonds) and approximately 27.0% in stocks.  Some issuers of foreign stocks or bonds may be located in emerging market countries, which are developing and low- or middle-income countries.